Trade and other payables	12 Months Ended
Dec. 31, 2019
Disclosure Of Trade and other payables [Abstract]
Disclosure of trade and other payables [text block]

Note 30     Trade and other payables

Amounts in US$ ‘000	2019	2018
V.A.T	6,718	852
Trade payables	83,991	69,142
Payables to LGI (Note 36.1)	15,000	29,509
Customer advance payments	—	6,300
Other short-term advance payments (a)	—	9,000
Staff costs to be paid	13,219	12,049
Royalties to be paid	6,294	6,238
Taxes and other debts to be paid	6,795	4,670
To be paid to co-venturers (Note 34)	4,803	8,449
	136,820	146,209
Classified as follows:
Current	131,345	131,420
Non-current	5,475	14,789
(a)	Advance payment collected in relation with the sale of La Cuerva and Yamu Blocks (see Note 36.2).

The average credit period (expressed as creditor days) during the year ended December 31, 2019 was 94 days (2018:  83 days).

The fair value of these short-term financial instruments is not individually determined as the carrying amount is a reasonable approximation of fair value.